UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09465

Nuveen Connecticut Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund (NFC)
	August 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 42.3% (26.7% of Total Investments)
$ 250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	N/R	$ 244,658
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	N/R	150,852
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/20 at 100.00	A–	524,115
	Series 2010-O, 5.000%, 7/01/40
440	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	A2	524,546
	Series 2005F, 5.250%, 7/01/18 – AMBAC Insured
795	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	A	856,366
	Series 2007-I, 5.000%, 7/01/25 – NPFG Insured
130	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,	7/17 at 100.00	N/R	130,776
	Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
50	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	1/11 at 100.00	Baa2	50,005
	University, Series 1998E, 5.000%, 7/01/28 – RAAI Insured
350	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/14 at 100.00	A+	398,335
	Series 2004H, 5.000%, 7/01/17 – NPFG Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	BBB–	996,060
	Hartford, Series 2002E, 5.250%, 7/01/32 – RAAI Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	BBB–	486,185
	Hartford, Series 2006G, 5.250%, 7/01/36 – RAAI Insured
1,600	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	1,759,680
	Series 2010G, 5.000%, 7/01/35
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/13 at 100.00	AAA	522,475
	Series 2003X-1, 5.000%, 7/01/42 (UB)
1,800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	1,933,884
	Series 2007Z-1, 5.000%, 7/01/42 (UB)
3,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	3,320,471
	Series 2007Z-3, 5.050%, 7/01/42 (UB)
475	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/11 at 100.00	Aa2	484,818
	Program, Series 2001A, 5.250%, 11/15/18 – NPFG Insured (Alternative Minimum Tax)
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999:
125	5.375%, 2/01/19	2/11 at 100.00	BBB–	125,426
270	5.375%, 2/01/29	2/11 at 100.00	BBB–	270,089
	University of Connecticut, General Obligation Bonds, Series 2001A:
1,000	4.750%, 4/01/20	4/11 at 101.00	AA	1,036,350
1,000	4.750%, 4/01/21	4/11 at 101.00	AA	1,036,350
485	University of Connecticut, General Obligation Bonds, Series 2006A, 5.000%, 2/15/23 –	2/16 at 100.00	AA	542,875
	FGIC Insured
1,070	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA	1,227,472
115	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	132,327
15,655	Total Education and Civic Organizations			16,754,115
	Health Care – 14.8% (9.3% of Total Investments)
1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,	7/12 at 101.00	N/R	1,368,570
	Series 2002B, 5.500%, 7/01/32 – RAAI Insured
25	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital,	1/11 at 100.50	N/R	25,151
	Series 1999G, 5.700%, 7/01/22 – AMBAC Insured
840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	7/15 at 100.00	N/R	801,822
	Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
500	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	507,465
250	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	N/R	249,748
185	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special	7/17 at 100.00	BBB–	181,220
	Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured
60	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aa3	62,096
	Series 2006, 5.000%, 7/01/32 – AGM Insured
1,870	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	Aa3	1,948,054
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured
500	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Ascension Health	11/19 at 100.00	Aa1	527,510
	Series 2010A, 5.000%, 11/15/40
175	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Catholic Health East	11/20 at 100.00	A1	181,440
	Series 2010, 4.750%, 11/15/29
5,805	Total Health Care			5,853,076
	Housing/Multifamily – 1.2% (0.8% of Total Investments)
480	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	485,030
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
	Housing/Single Family – 9.1% (5.7% of Total Investments)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C:
1,000	5.300%, 11/15/33 (Alternative Minimum Tax)	11/10 at 100.00	AAA	1,000,890
250	5.450%, 11/15/43 (Alternative Minimum Tax)	11/10 at 100.00	AAA	250,255
800	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5,	5/13 at 100.00	AAA	816,760
	5.050%, 11/15/34
685	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	710,838
	4.650%, 11/15/27
800	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds,	11/19 at 100.00	AAA	824,016
	Series 2010-A2, 4.750%, 11/15/35
3,535	Total Housing/Single Family			3,602,759
	Long-Term Care – 1.9% (1.2% of Total Investments)
300	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	304,749
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
110	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	10/10 at 100.00	BBB–	110,025
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.800%, 4/01/21
250	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	224,058
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27
105	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A,	1/20 at 100.00	N/R	113,484
	7.625%, 1/01/30
765	Total Long-Term Care			752,316
	Tax Obligation/General – 11.3% (7.1% of Total Investments)
560	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	623,146
700	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	777,588
100	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AAA	113,234
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
360	5.000%, 8/01/21 – AGM Insured	8/15 at 100.00	AAA	410,692
240	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AAA	253,322
400	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	500,312
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
335	5.000%, 6/15/17	No Opt. Call	AA+	407,893
335	5.000%, 6/15/19	No Opt. Call	AA+	415,196
810	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	954,115
3,840	Total Tax Obligation/General			4,455,498
	Tax Obligation/Limited – 26.7% (16.8% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
650	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AAA	687,473
500	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AAA	523,505
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for	1/11 at 103.00	A	1,059,970
	Waterbury Inc., Series 1998A, 6.750%, 7/01/28
	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
600	5.000%, 12/15/20	12/11 at 101.00	AA–	635,748
1,000	5.000%, 12/15/30	12/11 at 101.00	AA–	1,026,150
1,475	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1998B,	No Opt. Call	AAA	1,638,401
	5.500%, 11/01/12 – AGM Insured
900	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AA	1,000,665
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	541,490
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
600	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A3	656,112
	7/01/31 – AMBAC Insured
470	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	A3	122,717
	0.000%, 7/01/32 – FGIC Insured
1,200	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AAA	1,337,484
325	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	343,298
	2010A, 5.375%, 8/01/39
750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB+	759,285
	6.375%, 10/01/19
210	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	216,880
	Series 2010A, 5.000%, 10/01/29
10,180	Total Tax Obligation/Limited			10,549,178
	Transportation – 6.4% (4.0% of Total Investments)
2,500	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A,	4/11 at 101.00	A	2,536,700
	5.125%, 10/01/26 – NPFG Insured (Alternative Minimum Tax)
	U.S. Guaranteed – 25.7% (16.2% of Total Investments) (4)
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	N/R (4)	1,053,090
	Series 2001D, 5.500%, 7/01/23 (Pre-refunded 7/01/11)
2,000	Connecticut, Clean Water Fund Revenue Bonds, Series 2001, 5.500%, 10/01/20	10/11 at 100.00	AAA	2,115,440
	(Pre-refunded 10/01/11)
500	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA (4)	546,150
500	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.125%, 7/15/20 (Pre-refunded	7/11 at 102.00	Aa2 (4)	531,670
	7/15/11) – FGIC Insured
	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001A:
25	5.000%, 5/15/22 (Pre-refunded 5/15/11)	5/11 at 100.00	N/R (4)	25,810
500	5.400%, 5/15/31 (Pre-refunded 5/15/11)	5/11 at 100.00	N/R (4)	516,340
1,270	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	N/R (4)	1,315,631
	5.500%, 5/15/41 (Pre-refunded 5/15/11)
220	New Haven, Connecticut, General Obligation Bonds, Series 2001A, 5.000%, 11/01/20 (Pre-refunded	11/11 at 100.00	A1 (4)	223,956
	11/01/11) – FGIC Insured
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,425	5.500%, 10/01/32 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA	1,445,549
1,300	5.500%, 10/01/40 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA	1,318,746
1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AAA	1,080,020
	4/01/12) – AGM Insured
9,740	Total U.S. Guaranteed			10,172,402
	Utilities – 6.9% (4.4% of Total Investments)
500	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/10 at 101.00	Baa1	505,790
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
560	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	565,046
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Ba1	1,003,470
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)
665	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	1/11 at 100.00	BBB	667,181
	Lisbon Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)
2,725	Total Utilities			2,741,487
	Water and Sewer – 12.4% (7.8% of Total Investments)
255	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	242,630
	Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,332,023
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
720	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	753,833
1,110	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	1,146,874
140	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	144,269
	6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
750	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa3	798,098
470	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	Aa3	482,670
4,630	Total Water and Sewer			4,900,397
$ 59,855	Total Investments (cost $60,296,788) – 158.7%			62,802,958
	Floating Rate Obligations – (9.7)%			(3,820,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (51.7)% (5)			(20,470,000)
	Other Assets Less Liabilities – 2.7%			1,064,964
	Net Assets Applicable to Common Shares – 100%			$ 39,577,922

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$62,802,958	$ —	$62,802,958

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2010, the cost of investments was $56,482,471.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2010, were as follows:

Gross unrealized:
Appreciation	$2,748,357
Depreciation	(248,307)
Net unrealized appreciation (depreciation) of investments	$2,500,050

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.6%.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Connecticut Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 29, 2010